OTHER EQUITY AND RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Treasury shares	$ (387)	$ (1,993)
Share compensation reserve	3,954	4,520	$ 1,364
Hedging reserve	458	173
Translation reserve	(8,749)	(2,522)
Merger reserve	(18,354)	(18,354)
Other reserves	$ (23,078)	$ (18,176)